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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500       Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/11

Item 1. Schedule of Investments.

Invesco Capital Development Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	CDV-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.20%(a)

Aerospace & Defense—1.54%
BE Aerospace, Inc. (b)	299,357	$11,914,409

Air Freight & Logistics—0.55%
UTI Worldwide, Inc.	261,598	4,230,040

Apparel Retail—1.58%
Abercrombie & Fitch Co. -Class A	167,181	12,224,275

Apparel, Accessories & Luxury Goods—2.57%
Coach, Inc.	308,388	19,909,529

Application Software—2.46%
Citrix Systems, Inc. (b)	129,732	9,345,893
Salesforce.com, Inc. (b)	55,595	8,045,152
TIBCO Software, Inc. (b)	65,688	1,710,516

		19,101,561

Asset Management & Custody Banks—1.86%
Affiliated Managers Group, Inc. (b)	138,095	14,407,451

Auto Parts & Equipment—3.14%
BorgWarner, Inc. (b)	145,246	11,564,487
Gentex Corp.	451,413	12,793,044

		24,357,531

Biotechnology—1.14%
United Therapeutics Corp. (b)	154,216	8,848,914

Broadcasting—1.59%
Discovery Communications, Inc. -Class A (b)	308,795	12,290,041

Communications Equipment—3.65%
Acme Packet, Inc. (b)	73,792	4,347,825
F5 Networks, Inc. (b)	139,474	13,038,029
Riverbed Technology, Inc. (b)	228,795	6,550,401
Sycamore Networks, Inc.	222,830	4,389,751

		28,326,006

Computer Storage & Peripherals—1.90%
NetApp, Inc. (b)	309,699	14,716,896

Construction & Engineering—1.23%
Foster Wheeler AG (Switzerland)(b)	350,503	9,498,631

Construction & Farm Machinery & Heavy Trucks—4.18%
AGCO Corp. (b)	233,919	11,092,439
Navistar International Corp. (b)	276,650	14,194,912
Terex Corp. (b)	320,245	7,112,641

		32,399,992

Consumer Finance—1.41%
Discover Financial Services	428,072	10,962,924

Department Stores—2.20%
Nordstrom, Inc.	339,493	17,028,969

Electrical Components & Equipment—1.26%
Cooper Industries PLC (Ireland)	187,206	9,792,746

Electronic Components—1.42%
Amphenol Corp. -Class A	224,831	10,991,988

Fertilizers & Agricultural Chemicals—1.21%
Intrepid Potash, Inc. (b)	281,876	9,372,377

Footwear—1.75%
CROCS, Inc. (b)	433,381	13,577,827

Health Care Equipment—1.17%
CareFusion Corp. (b)	343,476	9,064,332

Health Care Facilities—2.77%
Brookdale Senior Living, Inc. (b)	318,255	6,807,474
Universal Health Services, Inc. -Class B	295,367	14,662,018

		21,469,492

Health Care Services—3.01%
DaVita, Inc. (b)	151,550	12,660,487
Quest Diagnostics, Inc.	198,022	10,695,168

		23,355,655

Health Care Technology—1.16%
Allscripts Healthcare Solutions, Inc. (b)	495,101	8,986,083

Hotels, Resorts & Cruise Lines—2.59%
Starwood Hotels & Resorts Worldwide, Inc.	364,579	20,037,262

Human Resource & Employment Services—1.28%
Robert Half International, Inc.	361,418	9,895,625

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Industrial Gases—1.74%
Airgas, Inc.	196,174	$13,477,154

Industrial Machinery—2.85%
Flowserve Corp.	99,244	9,862,869
Gardner Denver, Inc.	142,988	12,195,446

		22,058,315

Internet Retail—1.16%
Netflix, Inc. (b)	17,271	4,593,913
Priceline.com, Inc. (b)	8,234	4,427,010

		9,020,923

IT Consulting & Other Services—3.17%
Cognizant Technology Solutions Corp. -Class A (b)	195,746	13,676,773
Teradata Corp. (b)	198,372	10,902,525

		24,579,298

Managed Health Care—3.09%
Aetna, Inc.	356,481	14,790,397
Aveta, Inc. (b)(c)	1,014,837	9,133,533

		23,923,930

Movies & Entertainment—1.13%
Cinemark Holdings, Inc.	449,450	8,759,780

Oil & Gas Drilling—1.04%
Patterson-UTI Energy, Inc.	247,995	8,067,277

Oil & Gas Equipment & Services—5.65%
Cameron International Corp. (b)	262,681	14,694,375
Complete Production Services, Inc. (b)	174,276	6,775,851
Oil States International, Inc. (b)	141,096	11,386,447
Superior Energy Services, Inc. (b)	262,744	10,901,249

		43,757,922

Oil & Gas Exploration & Production—4.69%
Pioneer Natural Resources Co.	152,859	14,214,358
Plains Exploration & Production Co. (b)	293,737	11,458,680
Whiting Petroleum Corp. (b)	181,801	10,653,539

		36,326,577

Packaged Foods & Meats—0.77%
Green Mountain Coffee Roasters, Inc. (b)	57,224	5,948,435

Pharmaceuticals—1.98%
Hospira, Inc. (b)	299,912	15,331,501

Railroads—1.62%
Kansas City Southern (b)	212,224	12,595,494

Real Estate Services—1.20%
Jones Lang LaSalle, Inc.	109,431	9,314,767

Restaurants—1.22%
Dunkin’ Brands Group, Inc. (b)	19,766	571,831
Panera Bread Co. -Class A (b)	76,872	8,864,110

		9,435,941

Semiconductor Equipment—0.48%
Lam Research Corp. (b)	91,841	3,754,460

Semiconductors—3.42%
Altera Corp.	335,036	13,696,272
Avago Technologies Ltd. (Singapore)	253,553	8,526,987
Cavium, Inc. (b)	123,387	4,255,618

		26,478,877

Specialized Finance—1.73%
Moody’s Corp.	377,012	13,425,397

Specialty Chemicals—2.60%
Albemarle Corp.	179,357	11,941,589
LyondellBasell Industries N.V. -Class A (Netherlands)	208,938	8,244,694

		20,186,283

Specialty Stores—3.18%
Dick’s Sporting Goods, Inc. (b)	311,207	11,514,659
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	208,835	13,162,870

		24,677,529

Systems Software—1.04%
Check Point Software Technologies Ltd. (Israel)(b)	140,358	8,091,639

Trucking—2.73%
Hertz Global Holdings, Inc. (b)	736,206	10,358,418
J.B. Hunt Transport Services, Inc.	239,294	10,825,661

		21,184,079

Wireless Telecommunication Services—4.09%
NII Holdings, Inc. (b)	459,928	19,477,951
SBA Communications Corp. -Class A (b)	321,075	12,255,433

		31,733,384

Total Common Stocks & Other Equity Interests (Cost $677,090,526)		768,889,518

Money Market Funds—1.72%
Liquid Assets Portfolio — Institutional Class (d)	6,649,394	6,649,394

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Money Market Funds—(continued)
Premier Portfolio - Institutional Class (d)	6,649,394	$6,649,394

Total Money Market Funds (Cost $13,298,788)		13,298,788

TOTAL INVESTMENTS—100.92% (Cost $690,389,314)		782,188,306

OTHER ASSETS LESS LIABILITIES—(0.92)%		(7,095,051)

NET ASSETS—100.00%		$775,093,255

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of this security at July 31, 2011 was $9,133,533, which represented 1.18% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Capital Development Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of
Invesco Capital Development Fund

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$773,054,773	$—	$9,133,533	$782,188,306

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $749,138,751 and $906,990,914, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Capital Development Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$124,406,978
Aggregate unrealized (depreciation) of investment securities	(32,856,282)

Net unrealized appreciation of investment securities	$91,550,696

Cost of investments for tax purposes is $690,637,610.
Invesco Capital Development Fund

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	CHT-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests(a)—80.14%
Aerospace & Defense—2.52%
ITT Corp.	1,206,501	$64,354,763
Lockheed Martin Corp.	306,390	23,202,915
Northrop Grumman Corp.	398,031	24,084,856
Rockwell Collins, Inc.	421,786	23,236,191

		134,878,725

Air Freight & Logistics—0.56%
United Parcel Service, Inc. -Class B	430,981	29,832,505

Apparel, Accessories & Luxury Goods—0.24%
Prada S.p.A. (Italy)(b)	2,146,800	13,084,029

Application Software—0.55%
Adobe Systems Inc. (b)	1,065,539	29,536,741

Asset Management & Custody Banks—2.74%
Legg Mason, Inc.	2,891,061	85,055,014
Northern Trust Corp.	1,380,096	61,973,211

		147,028,225

Automobile Manufacturers—0.49%
General Motors Co. (b)	948,692	26,259,795

Biotechnology—1.44%
Gilead Sciences, Inc. (b)	1,821,178	77,145,100

Communications Equipment—4.21%
Cisco Systems, Inc.	5,286,496	84,425,341
Motorola Mobility Holdings Inc. (b)	1,372,726	30,721,608
QUALCOMM, Inc.	2,014,410	110,349,380

		225,496,329

Computer & Electronics Retail—0.74%
Best Buy Co., Inc.	1,434,865	39,602,274

Construction Materials—0.79%
CRH PLC (Ireland)	2,173,344	42,373,132

Consumer Finance—2.71%
American Express Co.	2,905,616	145,397,025

Data Processing & Outsourced Services—0.46%
Automatic Data Processing, Inc.	475,356	24,476,080

Department Stores—1.81%
Macy’s, Inc.	3,370,717	97,312,600

Diversified Banks—0.65%
U.S. Bancorp	1,329,242	34,640,047

Drug Retail—2.37%
CVS Caremark Corp.	3,501,315	127,272,800

Electric Utilities—1.72%
Edison International	790,296	30,086,569

Exelon Corp.	1,410,836	62,175,542

		92,262,111

Electrical Components & Equipment—0.41%
Emerson Electric Co.	444,284	21,809,902

Electronic Manufacturing Services—1.29%
TE Connectivity Ltd.	2,008,243	69,143,806

Environmental & Facilities Services—1.02%
Waste Management, Inc.	1,730,921	54,506,702

Food Retail—3.09%
Kroger Co. (The)	6,666,590	165,798,093

Gold—0.63%
Agnico-Eagle Mines Ltd. (Canada)	331,041	18,455,536
Newcrest Mining Ltd. (Australia)	352,944	15,336,682

		33,792,218

Health Care Equipment—4.53%
Baxter International Inc.	898,706	52,277,728
Boston Scientific Corp. (b)	12,591,453	90,154,804
Covidien PLC (Ireland)	1,542,310	78,333,925
Medtronic, Inc.	612,003	22,062,708

		242,829,165

Heavy Electrical Equipment—0.76%
ABB Ltd. -ADR (Switzerland)(b)	1,108,778	26,544,145
Alstom S.A. (France)	271,574	14,249,927

		40,794,072

Home Improvement Retail—1.40%
Lowe’s Cos., Inc.	3,487,326	75,256,495

Hypermarkets & Super Centers—0.71%
Wal-Mart Stores, Inc.	718,800	37,887,948

Industrial Conglomerates—2.24%
General Electric Co.	2,286,407	40,949,549
Koninklijke Philips Electronics N.V. (Netherlands)	2,314,216	57,697,918
Tyco International Ltd. (Switzerland)	479,041	21,216,726

		119,864,193

Industrial Gases—1.30%
Air Products & Chemicals, Inc.	786,897	69,821,371

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Shares	Value

Industrial Machinery—0.71%
Illinois Tool Works Inc.	766,720	$38,182,656

Insurance Brokers—1.04%
Marsh & McLennan Cos., Inc.	1,897,084	55,945,007

Integrated Oil & Gas—1.09%
ConocoPhillips	407,337	29,324,191
Petroleo Brasileiro S.A. -ADR (Brazil)	860,121	29,218,310

		58,542,501

Investment Banking & Brokerage—0.42%
Charles Schwab Corp. (The)	1,525,057	22,769,101

Life Sciences Tools & Services—1.72%
Agilent Technologies, Inc. (b)	1,165,474	49,136,384
Thermo Fisher Scientific, Inc. (b)	720,324	43,284,269

		92,420,653

Managed Health Care—1.48%
WellPoint, Inc.	1,171,624	79,143,201

Oil & Gas Equipment & Services—5.57%
Baker Hughes Inc.	1,650,384	127,706,714
Cameron International Corp. (b)	544,972	30,485,734
Tenaris S.A. -ADR (Argentina)	731,323	32,324,477
Weatherford International Ltd. (Switzerland)(b)	4,921,257	107,873,953

		298,390,878

Oil & Gas Exploration & Production—3.79%
Apache Corp.	874,814	108,231,988
Devon Energy Corp.	500,649	39,401,076
Southwestern Energy Co. (b)	1,246,781	55,556,562

		203,189,626

Oil & Gas Refining & Marketing—1.11%
Valero Energy Corp.	2,368,443	59,495,288

Pharmaceuticals—5.95%
Merck & Co., Inc.	494,367	16,872,746
Pfizer, Inc.	3,736,217	71,884,815
Roche Holding AG (Switzerland)	719,067	128,768,036
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,178,734	101,616,154

		319,141,751

Property & Casualty Insurance—4.70%
Berkshire Hathaway, Inc. -Class A (b)	967	107,820,500
Progressive Corp. (The)	7,322,467	144,106,151

		251,926,651

Railroads—1.50%
Union Pacific Corp.	784,399	80,385,209

Semiconductors—1.51%
Intel Corp.	1,063,232	23,741,971

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	23,007,019	57,403,935

		81,145,906

Specialty Stores—0.46%
Staples, Inc.	1,530,960	24,587,218

Systems Software—5.84%
CA, Inc.	1,268,140	28,279,522
Microsoft Corp.	4,935,013	135,219,356
Symantec Corp. (b)	7,854,225	149,701,529

		313,200,407

Wireless Telecommunication Services—1.87%
Vodafone Group PLC (United Kingdom)	35,615,784	100,379,772

Total Common Stocks & Other Equity Interests (Cost $3,771,996,215)		4,296,947,308

Money Market Funds—19.78%
Liquid Assets Portfolio — Institutional Class (c)	530,211,903	530,211,903
Premier Portfolio — Institutional Class (c)	530,211,903	530,211,903

Total Money Market Funds (Cost $1,060,423,806)		1,060,423,806

TOTAL INVESTMENTS—99.92% (Cost $4,832,420,021)		5,357,371,114

OTHER ASSETS LESS LIABILITIES—0.08%		4,179,241

NET ASSETS—100.00%		$5,361,550,355

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Charter Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized
Invesco Charter Fund

gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Invesco Charter Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,071,600,246	$285,770,868	$—	$5,357,371,114

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $1,058,190,485 and $1,601,921,813, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$722,185,952
Aggregate unrealized (depreciation) of investment securities	(217,957,212)

Net unrealized appreciation of investment securities	$504,228,740

Cost of investments for tax purposes is $4,853,142,374
Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	CST-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests(a)—96.89%

Aerospace & Defense—2.63%
Honeywell International Inc.	277,603	$14,740,719
Precision Castparts Corp.	392,690	63,372,312

		78,113,031

Apparel Retail—0.10%
Limited Brands, Inc.	76,066	2,879,859

Apparel, Accessories & Luxury Goods—2.57%
Coach, Inc.	800,061	51,651,938
Prada S.p.A. (Italy)(b)	4,003,000	24,396,949

		76,048,887

Application Software—3.14%
Citrix Systems, Inc. (b)	938,399	67,602,264
Salesforce.com, Inc. (b)	177,083	25,625,681

		93,227,945

Asset Management & Custody Banks—0.83%
Ameriprise Financial, Inc.	454,010	24,561,941

Auto Parts & Equipment—0.24%
BorgWarner, Inc. (b)	90,166	7,179,017

Biotechnology—1.47%
Gilead Sciences, Inc. (b)	1,026,191	43,469,451

Cable & Satellite—4.06%
Comcast Corp. -Class A	1,839,391	44,182,172
DIRECTV -Class A (b)	1,505,558	76,301,679

		120,483,851

Casinos & Gaming—1.06%
Las Vegas Sands Corp. (b)	664,633	31,357,385

Communications Equipment—1.87%
F5 Networks, Inc. (b)	149,522	13,977,317
QUALCOMM, Inc.	759,125	41,584,867

		55,562,184

Computer Hardware—5.84%
Apple Inc. (b)	443,264	173,085,727

Computer Storage & Peripherals—2.37%
EMC Corp. (b)	2,203,608	57,470,096
SanDisk Corp. (b)	300,394	12,775,757

		70,245,853

Construction & Engineering—1.47%
Foster Wheeler AG (Switzerland)(b)	1,606,891	43,546,746

Construction & Farm Machinery & Heavy Trucks—1.79%
Cummins Inc.	322,205	33,792,861

Navistar International Corp. (b)	375,333	19,258,336

		53,051,197

Consumer Finance—0.56%
American Express Co.	329,164	16,471,367

Data Processing & Outsourced Services—1.86%
MasterCard, Inc. -Class A	182,323	55,289,450

Department Stores—1.06%
Kohl’s Corp.	573,898	31,397,960

Drug Retail—1.07%
CVS Caremark Corp.	870,447	31,640,748

Fertilizers & Agricultural Chemicals—3.07%
Monsanto Co.	703,369	51,683,554
Mosaic Co. (The)	182,423	12,900,955
Potash Corp. of Saskatchewan Inc. (Canada)	455,258	26,318,465

		90,902,974

Gold—0.52%
Barrick Gold Corp. (Canada)	321,179	15,278,485

Health Care Distributors—0.49%
Cardinal Health, Inc.	333,441	14,591,378

Health Care Equipment—0.70%
Baxter International Inc.	355,383	20,672,629

Health Care Services—2.20%
Express Scripts, Inc. (b)	533,248	28,934,037
Medco Health Solutions, Inc. (b)	575,807	36,206,744

		65,140,781

Health Care Technology—0.65%
Allscripts Healthcare Solutions, Inc. (b)	1,061,913	19,273,721

Heavy Electrical Equipment—1.84%
ABB Ltd. (Switzerland)(b)	654,657	15,638,106
ABB Ltd. -ADR (Switzerland)(b)	1,629,244	39,004,101

		54,642,207

Hotels, Resorts & Cruise Lines—0.50%
Starwood Hotels & Resorts Worldwide, Inc.	268,059	14,732,523

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value

Hypermarkets & Super Centers—0.60%
Costco Wholesale Corp.	228,865	$17,908,686

Industrial Conglomerates—0.91%
Danaher Corp.	549,740	26,997,731

Industrial Machinery—0.90%
Ingersoll-Rand PLC (Ireland)	714,280	26,728,358

Integrated Oil & Gas—1.24%
Occidental Petroleum Corp.	374,628	36,780,977

Internet Retail—3.84%
Amazon.com, Inc. (b)	268,819	59,817,604
Netflix Inc. (b)	103,587	27,553,106
Priceline.com Inc. (b)	49,388	26,553,458

		113,924,168

Internet Software & Services—5.69%
Baidu, Inc. -ADR (China)(b)	519,212	81,552,629
Google, Inc. -Class A (b)	144,457	87,207,246

		168,759,875

IT Consulting & Other Services—4.57%
Accenture PLC -Class A (Ireland)	1,445,925	85,512,005
Cognizant Technology Solutions Corp. -Class A (b)	714,468	49,919,879

		135,431,884

Life Sciences Tools & Services—2.81%
Agilent Technologies, Inc. (b)	839,569	35,396,229
Illumina, Inc. (b)	478,335	29,872,021
Waters Corp. (b)	205,791	18,086,971

		83,355,221

Managed Health Care—2.19%
UnitedHealth Group, Inc.	1,308,977	64,964,529

Movies & Entertainment—0.99%
Walt Disney Co. (The)	758,664	29,299,604

Oil & Gas Drilling—0.57%
Ensco PLC -ADR (United Kingdom)	317,796	16,922,637

Oil & Gas Equipment & Services—9.38%
Baker Hughes Inc.	427,474	33,077,938
Cameron International Corp. (b)	676,609	37,849,507
Halliburton Co.	1,339,680	73,320,686
National Oilwell Varco Inc.	1,014,733	81,757,038
Weatherford International Ltd. (b)	2,379,116	52,150,223

		278,155,392

Oil & Gas Exploration & Production—1.59%
Anadarko Petroleum Corp.	354,746	29,287,830

EOG Resources, Inc.	175,184	17,868,768

		47,156,598

Other Diversified Financial Services—1.35%
JPMorgan Chase & Co.	988,053	39,966,744

Packaged Foods & Meats—0.97%
Mead Johnson Nutrition Co.	402,673	28,738,772

Pharmaceuticals—1.11%
Allergan, Inc.	405,708	32,988,117

Railroads—1.39%
Union Pacific Corp.	402,425	41,240,514

Restaurants—1.29%
Chipotle Mexican Grill, Inc. (b)	52,370	16,998,255
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (c)	19,296	7,139
Starbucks Corp.	527,809	21,159,863

		38,165,257

Semiconductors—2.45%
Atmel Corp. (b)	2,948,116	35,672,203
Broadcom Corp. -Class A (b)	633,512	23,484,290
Xilinx, Inc.	422,449	13,560,613

		72,717,106

Soft Drinks—0.59%
Hansen Natural Corp. (b)	227,428	17,425,533

Systems Software—5.04%
Oracle Corp.	1,407,552	43,042,940
Rovi Corp. (b)	2,006,397	106,278,849

		149,321,789

Trucking—1.69%
J.B. Hunt Transport Services, Inc.	1,109,492	50,193,418

Wireless Telecommunication Services—1.77%
America Movil SAB de C.V. -Series L -ADR (Mexico)	795,064	20,512,651
American Tower Corp. -Class A (b)	607,187	31,895,533

		52,408,184

TOTAL INVESTMENTS—96.89% (Cost $2,400,449,905)		2,872,398,391

OTHER ASSETS LESS LIABILITIES—3.11%		92,299,487

NET ASSETS—100.00%		$2,964,697,878

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.
See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Constellation Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The ag

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Constellation Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,856,760,285	$15,638,106	$—	$2,872,398,391

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $2,800,280,611 and $3,148,658,250, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Constellation Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$542,859,014
Aggregate unrealized (depreciation) of investment securities	(71,247,803)

Net unrealized appreciation of investment securities	$471,611,211

Cost of investments for tax purposes is $2,400,787,180.
Invesco Constellation Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	DDI-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.14%(a)
Aerospace & Defense—3.76%
General Dynamics Corp.	1,173,352	$79,952,205

Raytheon Co.	1,510,203	67,551,380

		147,503,585
Apparel Retail—0.45%
TJX Cos., Inc. (The)	322,127	17,813,623

Asset Management & Custody Banks—2.53%
Federated Investors, Inc. -Class B	2,767,494	59,141,347

State Street Corp.	959,010	39,770,144

		98,911,491
Auto Parts & Equipment—1.45%
Johnson Controls, Inc.	1,540,637	56,926,537

Brewers—3.67%
Foster’s Group Ltd. (Australia)	8,484,856	47,077,672

Heineken N.V. (Netherlands)	1,638,247	96,826,321

		143,903,993
Building Products—1.62%
Masco Corp.	6,023,003	63,542,682

Casinos & Gaming—1.54%
International Game Technology	3,246,523	60,352,863

Consumer Finance—2.40%
Capital One Financial Corp.	1,969,469	94,140,618

Data Processing & Outsourced Services—2.13%
Automatic Data Processing, Inc.	1,617,825	83,301,809

Department Stores—0.35%
Nordstrom, Inc.	273,757	13,731,651

Distillers & Vintners—0.22%
Treasury Wine Estates Ltd. (Australia)	2,248,986	8,500,106

Distributors—0.34%
Genuine Parts Co.	253,619	13,482,386

Diversified Banks—2.29%
Societe Generale (France)	1,161,423	57,308,880

U.S. Bancorp	1,242,260	32,373,295

		89,682,175
Diversified Chemicals—0.64%
E. I. du Pont de Nemours and Co.	489,065	25,147,722

Drug Retail—1.15%
Walgreen Co.	1,153,944	45,049,974

Electric Utilities—5.25%
American Electric Power Co., Inc.	1,907,760	70,320,034

Entergy Corp.	620,123	41,424,217

Exelon Corp.	1,614,391	71,146,211

PPL Corp.	821,646	22,923,923

		205,814,385
Electrical Components & Equipment—0.80%
Emerson Electric Co.	639,095	31,373,174

Food Distributors—1.86%
Sysco Corp.	2,383,918	72,924,052

Gas Utilities—1.03%
AGL Resources, Inc.	992,785	40,505,628

General Merchandise Stores—1.78%
Target Corp.	1,354,745	69,755,820

Health Care Equipment—2.61%
Medtronic, Inc.	1,138,724	41,051,000

Stryker Corp.	1,128,554	61,325,625

		102,376,625
Hotels, Resorts & Cruise Lines—1.78%
Accor S.A. (France)	792,734	34,838,133

Marriott International Inc. -Class A	1,070,115	34,778,738

		69,616,871
Household Products—4.58%
Kimberly-Clark Corp.	1,635,819	106,917,130

Procter & Gamble Co. (The)	1,182,138	72,689,665

		179,606,795
Industrial Machinery—4.14%
Illinois Tool Works Inc.	674,982	33,614,104

Pentair, Inc.	2,022,350	74,442,703

Snap-On, Inc.	953,774	54,231,590

		162,288,397

Integrated Oil & Gas—2.73%
Eni S.p.A. (Italy)	2,318,443	50,270,639

Exxon Mobil Corp.	368,338	29,389,689

Total S.A. (France)	508,000	27,383,050

		107,043,378
Integrated Telecommunication Services—0.31%
AT&T, Inc.	419,485	12,274,131

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Shares	Value

Investment Banking & Brokerage—1.50%
Charles Schwab Corp. (The)	3,925,144	$58,602,400

Life & Health Insurance—1.86%
Lincoln National Corp.	1,487,216	39,411,224

Prudential Financial, Inc.	20,474	1,201,414

StanCorp Financial Group, Inc.	967,513	32,179,483

		72,792,121
Motorcycle Manufacturers—1.04%
Harley-Davidson, Inc.	939,261	40,754,535

Movies & Entertainment—1.23%
Time Warner, Inc.	1,365,354	48,005,847

Multi-Utilities—1.34%
Dominion Resources, Inc.	1,085,748	52,604,491

Oil & Gas Equipment & Services—0.50%
Baker Hughes, Inc.	252,689	19,553,075

Oil & Gas Storage & Transportation—0.80%
Southern Union Co.	726,744	31,249,992

Packaged Foods & Meats—7.19%
Campbell Soup Co.	1,951,919	64,510,923

General Mills, Inc.	2,585,592	96,571,861

Kraft Foods, Inc. -Class A	2,011,702	69,162,315

Mead Johnson Nutrition Co.	719,823	51,373,767

		281,618,866
Paper Products—1.83%
International Paper Co.	2,409,263	71,555,111

Pharmaceuticals—5.05%
Bristol-Myers Squibb Co.	1,037,099	29,723,257

Eli Lilly and Co.	1,587,048	60,783,939

Johnson & Johnson	1,259,776	81,620,887

Novartis AG (Switzerland)	328,370	20,110,761

Pfizer, Inc.	296,264	5,700,119

		197,938,963

Property & Casualty Insurance—1.13%
Travelers Cos., Inc. (The)	801,257	44,173,298

Regional Banks—7.23%
Fifth Third Bancorp	5,487,674	69,419,076

M&T Bank Corp.	339,600	29,287,104

SunTrust Banks, Inc.	4,395,729	107,651,403

Zions Bancorp.	3,516,380	77,008,722

		283,366,305

Reinsurance—0.09%
Transatlantic Holdings, Inc.	69,489	3,558,532

Restaurants—0.91%
Brinker International, Inc.	1,485,708	35,686,706

Semiconductors—1.55%
Linear Technology Corp.	506,954	14,853,752

Texas Instruments, Inc.	1,541,013	45,845,137

		60,698,889

Soft Drinks—1.34%
Coca-Cola Co. (The)	771,155	52,446,251

Specialized Consumer Services—0.80%
H&R Block, Inc.	2,103,074	31,461,987

Specialized REIT’s—1.32%
Weyerhaeuser Co.	2,594,608	51,866,214

Specialty Chemicals—0.47%
Ecolab, Inc.	368,338	18,416,900

Systems Software—1.67%
Microsoft Corp.	2,385,077	65,351,110

Thrifts & Mortgage Finance—1.79%
Capitol Federal Financial, Inc.	35,067	401,166

Hudson City Bancorp, Inc.	8,418,347	69,451,363

		69,852,529

Tobacco—2.09%
Altria Group, Inc.	1,506,321	39,616,242

Philip Morris International, Inc.	586,120	41,714,161

		81,330,403
Total Common Stocks & Other Equity Interests (Cost $3,444,095,099)		3,688,454,996
Money Market Funds—5.77%
Liquid Assets Portfolio — Institutional Class (b)	113,105,510	113,105,510

Premier Portfolio — Institutional Class (b)	113,105,509	113,105,509

Total Money Market Funds (Cost $226,211,019)		226,211,019
TOTAL INVESTMENTS—99.91% (Cost $3,670,306,118)		3,914,666,015

OTHER ASSETS LESS LIABILITIES—0.09%		3,554,059

NET ASSETS—100.00%		$3,918,220,074

Investment Abbreviations:
REIT—Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Diversified Dividend Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Diversified Dividend Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
              The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
              During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,627,928,231	$286,737,784	$—	$3,914,666,015

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $870,205,158 and $286,577,941 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$424,718,490

Aggregate unrealized (depreciation) of investment securities	(180,024,012)

Net unrealized appreciation of investment securities	$244,694,478

Cost of investments for tax purposes is $3,669,971,537.
Invesco Diversified Dividend Fund

Invesco Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	DEQ-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.65%(a)
Aerospace & Defense—2.00%
United Technologies Corp.	54,033	$4,476,094

Apparel Retail—2.12%
TJX Cos., Inc. (The)	85,619	4,734,731

Apparel, Accessories & Luxury Goods—1.76%
VF Corp.	33,695	3,935,576

Asset Management & Custody Banks—1.68%
BlackRock, Inc.	21,060	3,758,368

Automobile Manufacturers—1.23%
Ford Motor Co. (b)	224,655	2,743,038

Cable & Satellite—2.85%
Comcast Corp. -Class A	153,969	3,698,335

Liberty Global, Inc. -Class A (b)	63,566	2,657,059

		6,355,394
Communications Equipment—1.97%
Cisco Systems, Inc.	274,916	4,390,409

Computer Hardware—2.91%
Apple, Inc. (b)	16,620	6,489,778

Data Processing & Outsourced Services—10.80%
Alliance Data Systems Corp. (b)	48,195	4,739,496

Automatic Data Processing, Inc.	104,599	5,385,803

Fidelity National Information Services, Inc.	104,818	3,146,636

Fiserv, Inc. (b)	57,573	3,475,106

Visa, Inc. -Class A	51,392	4,396,072

Western Union Co.	152,783	2,965,518

		24,108,631
Diversified Banks—2.29%
Wells Fargo & Co.	183,003	5,113,104

Drug Retail—3.02%
CVS Caremark Corp.	49,331	1,793,182

Walgreen Co.	126,710	4,946,758

		6,739,940
Environmental & Facilities Services—0.89%
Republic Services, Inc.	68,565	1,990,442

Footwear—0.89%
NIKE, Inc. -Class B	22,096	1,991,954

General Merchandise Stores—2.68%
Target Corp.	116,396	5,993,230

Health Care Equipment—1.24%
Stryker Corp.	50,945	2,768,351

Health Care Services—0.73%
Express Scripts, Inc. (b)	29,865	1,620,475

Home Improvement Retail—0.00%
Lowe’s Cos., Inc.	1	22

Household Products—1.54%
Procter & Gamble Co. (The)	55,970	3,441,595

Industrial Conglomerates—3.57%
Danaher Corp.	46,347	2,276,101

General Electric Co.	318,559	5,705,392

		7,981,493
Industrial Gases—1.88%
Praxair, Inc.	40,568	4,204,468

Integrated Oil & Gas—1.52%
Exxon Mobil Corp.	42,401	3,383,176

Internet Software & Services—2.30%
Google, Inc. -Class A (b)	8,505	5,134,383

IT Consulting & Other Services—3.63%
Accenture PLC -Class A (Ireland)	58,217	3,442,953

International Business Machines Corp.	25,696	4,672,818

		8,115,771
Managed Health Care—3.71%
Aetna, Inc.	73,734	3,059,224

UnitedHealth Group, Inc.	105,285	5,225,294

		8,284,518
Multi-Utilities—1.44%
PG&E Corp.	77,472	3,209,665

Oil & Gas Exploration & Production—7.88%
Anadarko Petroleum Corp.	26,994	2,228,625

Apache Corp.	29,491	3,648,627

EQT Corp.	70,617	4,482,767

QEP Resources, Inc.	91,015	3,989,187

Whiting Petroleum Corp. (b)	55,470	3,250,542

		17,599,748

Oil & Gas Storage & Transportation—3.07%
Spectra Energy Corp.	68,201	1,842,791

See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation—(continued)
Williams Cos., Inc. (The)	158,236	$5,016,081

		6,858,872

Other Diversified Financial Services—5.34%
Bank of America Corp.	364,311	3,537,460

Citigroup, Inc.	107,813	4,133,550

JPMorgan Chase & Co.	105,006	4,247,493

		11,918,503

Packaged Foods & Meats—2.43%
H.J. Heinz Co.	103,106	5,427,500

Pharmaceuticals—3.01%
Abbott Laboratories	59,101	3,033,063

Merck & Co., Inc.	107,962	3,684,743

		6,717,806

Railroads—1.22%
Norfolk Southern Corp.	35,973	2,723,156

Restaurants—2.23%
McDonald’s Corp.	57,580	4,979,518

Soft Drinks—2.80%
PepsiCo, Inc.	97,456	6,241,082

Specialized Finance—1.51%
CME Group, Inc.	11,655	3,370,509

Specialty Chemicals—1.99%
Nalco Holding Co.	95,264	3,367,582

Valspar Corp. (The)	32,725	1,075,671

		4,443,253

Systems Software—5.52%
BMC Software, Inc. (b)	42,834	1,851,285

Microsoft Corp.	181,998	4,986,745

Oracle Corp.	179,470	5,488,193

		12,326,223

Total Common Stocks & Other Equity Interests (Cost $179,845,331)		213,570,776

Money Market Funds—4.10%
Liquid Assets Portfolio — Institutional Class (c)	4,573,324	4,573,324

Premier Portfolio — Institutional Class (c)	4,573,323	4,573,323

Total Money Market Funds (Cost $9,146,647)		9,146,647

TOTAL INVESTMENTS—99.75% (Cost $188,991,978)		222,717,423

OTHER ASSETS LESS LIABILITIES—0.25%		567,195

NET ASSETS—100.00%		$223,284,618

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Disciplined Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
             The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
             During the nine months ended July 31, 2011, there were no significant transfers between investment levels.
Invesco Disciplined Equity Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$222,717,423	$—	$—	$222,717,423

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $68,578,065 and $58,605,164, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,580,820

Aggregate unrealized (depreciation) of investment securities	(9,826,893)

Net unrealized appreciation of investment securities	$30,753,927

Cost of investments for tax purposes is $191,963,496.
Invesco Disciplined Equity Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	SUM-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.21%(a)
Aerospace & Defense—2.58%
Honeywell International Inc.	174,229	$9,251,560

Precision Castparts Corp.	120,751	19,486,796

Rockwell Collins, Inc.	272,869	15,032,353

		43,770,709

Apparel, Accessories & Luxury Goods—2.29%
Coach, Inc.	461,352	29,784,885

Prada S.p.A. (Italy)(b)	1,487,500	9,065,816

		38,850,701

Asset Management & Custody Banks—0.83%
Affiliated Managers Group, Inc. (b)	59,525	6,210,243

Ameriprise Financial, Inc.	145,666	7,880,531

		14,090,774

Auto Parts & Equipment—1.45%
Autoliv, Inc. (Sweden)	117,716	7,788,091

Johnson Controls, Inc.	227,312	8,399,178

Tenneco Inc. (b)	209,269	8,358,204

		24,545,473
Automobile Manufacturers—0.56%
Honda Motor Co., Ltd. (Japan)	236,600	9,448,861

Biotechnology—3.17%
Acorda Therapeutics, Inc. (b)	433,098	12,299,983

Amgen Inc.	226,832	12,407,711

Gilead Sciences, Inc. (b)	580,912	24,607,432

Human Genome Sciences, Inc. (b)	211,963	4,453,343

		53,768,469
Broadcasting—1.28%
Scripps Networks Interactive -Class A	468,537	21,712,005

Cable & Satellite—3.07%
Comcast Corp. -Class A	918,685	22,066,814

DIRECTV -Class A (b)	592,215	30,013,456

		52,080,270
Communications Equipment—2.49%
F5 Networks, Inc. (b)	169,340	15,829,903

QUALCOMM, Inc.	482,275	26,419,025

		42,248,928
Computer Hardware—5.87%
Apple Inc. (b)	255,314	99,695,011

Computer Storage & Peripherals—1.97%
EMC Corp. (b)	1,279,703	33,374,654

Construction & Engineering—1.30%
Fluor Corp.	91,001	5,781,293

Foster Wheeler AG (Switzerland)(b)	600,497	16,273,469

		22,054,762
Construction & Farm Machinery & Heavy Trucks—3.25%
AGCO Corp. (b)	159,716	7,573,733

Cummins Inc.	107,649	11,290,227

Komatsu Ltd. (Japan)	255,900	7,984,747

Navistar International Corp. (b)	370,801	19,025,799

Terex Corp. (b)	423,359	9,402,803

		55,277,309

Consumer Finance—0.51%
American Express Co.	172,103	8,612,034

Data Processing & Outsourced Services—2.64%
Genpact Ltd. (Bermuda)(b)	794,944	13,116,576

MasterCard, Inc. -Class A	36,696	11,128,062

Visa Inc. -Class A	240,923	20,608,553

		44,853,191
Department Stores—1.05%
Kohl’s Corp.	324,485	17,752,574

Diversified Banks—0.91%
Banco Bradesco S.A. -ADR (Brazil)	533,233	10,254,071

Comerica, Inc.	159,977	5,124,063

		15,378,134
Electrical Components & Equipment—0.89%
Cooper Industries PLC -Class A (Ireland)	290,302	15,185,698

Electronic Components—0.95%
Amphenol Corp. -Class A	328,947	16,082,219

Fertilizers & Agricultural Chemicals—2.24%
Monsanto Co.	269,715	19,818,658

Mosaic Co. (The)	256,704	18,154,107

		37,972,765
Food Retail—0.35%
Kroger Co. (The)	238,909	5,941,667

Footwear—0.88%
Deckers Outdoor Corp. (b)	151,224	15,008,982

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Gold—0.90%
Goldcorp, Inc. (Canada)	320,468	$15,321,575

Health Care Distributors—0.43%
Owens & Minor, Inc.	238,993	7,289,287

Health Care Services—1.98%
Express Scripts, Inc. (b)	252,179	13,683,232

Medco Health Solutions, Inc. (b)	317,470	19,962,514

		33,645,746

Health Care Technology—0.72%
Allscripts Healthcare Solutions, Inc. (b)	677,128	12,289,873

Heavy Electrical Equipment—0.96%
ABB Ltd. (Switzerland)(b)	680,007	16,243,653

Home Improvement Retail—1.00%
Home Depot, Inc. (The)	485,895	16,972,312

Homefurnishing Retail—1.44%
Bed Bath & Beyond Inc. (b)	419,039	24,509,591

Hotels, Resorts & Cruise Lines—1.06%
Royal Caribbean Cruises Ltd. (b)	588,365	18,015,736

Household Products—0.49%
Procter & Gamble Co. (The)	135,826	8,351,941

Hypermarkets & Super Centers—1.72%
Costco Wholesale Corp.	373,190	29,202,118

Industrial Gases—0.64%
Praxair, Inc.	105,435	10,927,283

Industrial Machinery—2.64%
Illinois Tool Works Inc.	197,964	9,858,607

Ingersoll-Rand PLC (Ireland)	586,474	21,945,857

Kennametal Inc.	329,804	13,004,172

		44,808,636
Integrated Oil & Gas—3.64%
Exxon Mobil Corp.	318,871	25,442,717

Occidental Petroleum Corp.	371,228	36,447,165

		61,889,882
Internet Retail—1.84%
Amazon.com, Inc. (b)	140,350	31,230,682

Internet Software & Services—2.32%
Google, Inc. -Class A (b)	52,321	31,585,664

VeriSign, Inc.	250,118	7,806,183

		39,391,847
Investment Banking & Brokerage—1.10%
Goldman Sachs Group, Inc. (The)	82,640	11,153,921

Jefferies Group, Inc.	400,000	7,564,000

		18,717,921
IT Consulting & Other Services—2.11%
Accenture PLC -Class A (Ireland)	504,147	29,815,253

Cognizant Technology Solutions Corp. -Class A (b)	85,564	5,978,357

		35,793,610
Life Sciences Tools & Services—0.71%
Agilent Technologies, Inc.	284,903	12,011,510

Managed Health Care—2.68%
UnitedHealth Group, Inc.	361,519	17,942,188

WellPoint, Inc.	409,324	27,649,836

		45,592,024
Oil & Gas Equipment & Services—6.46%
Baker Hughes Inc.	240,703	18,625,598

Cameron International Corp. (b)	357,304	19,987,586

Halliburton Co.	340,194	18,618,818

Schlumberger Ltd.	353,188	31,917,599

Superior Energy Services, Inc. (b)	495,394	20,553,897

		109,703,498

Oil & Gas Exploration & Production—0.68%
Apache Corp.	93,812	11,606,421

Other Diversified Financial Services—1.17%
JPMorgan Chase & Co.	490,710	19,849,220

Packaged Foods & Meats—1.53%
Green Mountain Coffee Roasters, Inc. (b)	250,358	26,024,714

Pharmaceuticals—2.78%
Abbott Laboratories	261,563	13,423,413

Medicis Pharmaceutical Corp. -Class A	228,000	8,477,040

Pfizer Inc.	953,162	18,338,837

Shire PLC (United Kingdom)	199,368	6,905,529

		47,144,819

Railroads—1.06%
Union Pacific Corp.	176,457	18,083,313

Semiconductor Equipment—1.52%
MEMC Electronic Materials, Inc. (b)	782,637	5,807,167

Novellus Systems, Inc. (b)	472,126	14,654,791

Veeco Instruments Inc. (b)(c)	134,094	5,335,600

		25,797,558
Semiconductors—2.13%
Broadcom Corp. -Class A (b)	434,750	16,116,182

Micron Technology, Inc. (b)	1,386,823	10,220,886

Xilinx, Inc.	307,698	9,877,106

		36,214,174
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Soft Drinks—2.16%
Coca-Cola Co. (The)	206,169	$14,021,553

Hansen Natural Corp. (b)	64,627	4,951,721

PepsiCo, Inc.	276,751	17,723,134

		36,696,408
Specialty Chemicals—0.36%
Rockwood Holdings, Inc. (b)	100,329	6,066,895

Specialty Stores—0.46%
Vitamin Shoppe, Inc. (b)	178,826	7,789,661

Systems Software—4.33%
Check Point Software Technologies Ltd. (Israel)(b)	447,775	25,814,229

Oracle Corp.	704,192	21,534,191

Rovi Corp. (b)	493,617	26,146,893

		73,495,313

Technology Distributors—1.08%
Avnet, Inc. (b)	625,706	18,333,186

Trading Companies & Distributors—0.48%
Air Lease Corp. (b)(c)	334,584	8,173,887

Trucking—2.10%
J.B. Hunt Transport Services, Inc.	631,012	28,546,983

Ryder System, Inc.	127,085	7,157,427

		35,704,410
Total Common Stocks & Other Equity Interests (Cost $1,332,814,341)		1,650,593,894
Money Market Funds—2.69%
Liquid Assets Portfolio — Institutional Class (d)	22,882,443	22,882,443

Premier Portfolio — Institutional Class (d)	22,882,444	22,882,444

Total Money Market Funds (Cost $45,764,887)		45,764,887
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.90% (Cost $1,378,579,228)		1,696,358,781

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.45%
Liquid Assets Portfolio — Institutional Class (Cost $7,627,390)(d)(e)	7,627,390	7,627,390

TOTAL INVESTMENTS—100.35% (Cost $1,386,206,618)		1,703,986,171
OTHER ASSETS LESS LIABILITIES—(0.35)%		(5,973,805)
NET ASSETS—100.00%		$1,698,012,366

Investment Abbreviations:
ADR —American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Summit Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Summit Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
             The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
             During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,663,403,381	$40,582,790	$—	$1,703,986,171

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2011 was $853,095,312 and $946,580,589, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Summit Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$371,985,305

Aggregate unrealized (depreciation) of investment securities	(54,721,918)

Net unrealized appreciation of investment securities	$317,263,387

Cost of investments for tax purposes is $1,386,722,784.
Invesco Summit Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.